BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2022
Basis of Presentation
BASIS OF PREPARATION
2.  BASIS OF PREPARATION

2.1. STATEMENT OF COMPLIANCE

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The relevant information of the financial statements, and only them, are being evidenced and correspond to those used by management in its management.

These consolidated financial statements were authorized for issue by the Board of Directors of Cosan S.A. on April 24, 2023.

2.2. CORPORATE REORGANIZATION - PREDECESSOR METHOD

As mentioned in Note 1, on January 22, 2021, the shareholders of Cosan Limited (the former parent Company of Cosan S.A. and Cosan Logística S.A.) and the shareholders of Cosan S.A. and Cosan Logística S.A. approved a corporate reorganization, pursuant to which Cosan Limited and Cosan Logística S.A. were merged into Cosan S.A. As a result of the Corporate Reorganization, Cosan S.A. became the sole holding Company of the Cosan Group.

IFRS provides no guidelines for the accounting of corporate reorganizations among entities under common control, as such, based on the guidance of International Accounting Standards (“IAS”) 8, Accounting Policies, Changes in Accounting Estimates and Errors, paragraphs 10 through 12, the Company developed and applied an accounting policy, considering the most recent pronouncements of other standard-setting bodies that use a similar conceptual framework to develop accounting standards, other accounting literature and industry practices.

As a result, the Company accounted for the Corporate Reorganization using the predecessor method of accounting, and the consolidated financial statements are presented “as if” Cosan Limited is the predecessor of the Company. Under the predecessor method, the historical operations of Cosan Limited are deemed to be those of the Company. Thus, these consolidated financial statements reflect:

(i)	the historical operating results and financial position of Cosan Limited prior to the Corporate Reorganization;
(ii)	the consolidated results and financial position of Cosan S.A. following the Corporate Reorganization;
(iii)	the assets and liabilities of Cosan S.A at their historical cost;
(iv)	Cosan S.A’s earnings per share for all periods presented. The number of ordinary shares outstanding of Cosan S.A., as a result of the corporate reorganization is reflected retroactively as of January 1, 2019, for purposes of calculating earnings per share in all prior periods presented.; and
(v)	Cosan S.A. owned 40,065,607 shares of Rumo S.A., representing 2.16% of its shareholders' equity, and 477,196 shares of Cosan Logística, representing 0.10% of its shareholders' equity. These shares were recorded in the financial position as a financial asset, being measured at fair value through profit or loss, as Management considered trading these shares. With the corporate reorganization, the financial asset, as well as its applicable taxes, was derecognized by R$734,903 and, consequently, an investment in subsidiary of R$329,118 was recorded. Additionally, the amount of R$313,758 was recognized in the capital reserve.

Below we present the reconciliation of the Company’s equity as of December 31, 2021 considering the predecessor method:

	Cosan Limited Balance as of February 28, 2021	Predecessor Adjustments(i)	Cosan S.A. Balance Subsequent to the Corporate Reorganization
Share capital	5,328	6,360,525	6,365,853
Treasury shares	—	(583,941)	(583,941)
Additional paid-in capital	2,006,653	(4,984,931)	(2,978,278)
Accumulated other comprehensive loss	(1,978,092)	1,381,798	(596,294)
Retained earnings	5,139,685	1,935,735	7,075,420
Equity attributable to owners of the Company	5,173,574	4,109,186	9,282,760
Equity attributable to non-controlling interest	15,638,932	(4,109,186)	11,529,746
Total shareholders’ equity	20,812,506	—	20,812,506
(i)	The predecessor adjustments amount to the difference between the Cosan Limited balance as of February 28, 2021 and the Cosan S.A. balance subsequent to the Corporate Reorganization.